Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows the past three fiscal years’ total compensation for the NEOs as set forth in the Summary Compensation Table, the total compensation actually paid to the NEOs, the Company’s total shareholder return (“TSR”), and the Company’s net income (loss).

Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(2) $	Average Summary Compensation Table Total for Other NEOs(3) $	Average Compensation Actually Paid to Other NEOs(2) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) $	Net Income (Loss)(5) $
2025	$5,038,488	$10,065,988	$1,503,246	$3,577,986	$1,024.49	($4,339,526)
2024	$652,084	$2,492,084	$417,712	$1,424,823	$361.22	($1,730,404)
2023	$151,636	$151,636	$112,365	$112,365	$51.02	($6,348,287)

(1)	Represents the amounts reported in the Total column of the Summary Compensation Table for the PEO, who was Gary C. Evans for 2025 and 2024 and John C. Gustavsen for 2023.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” in the Pay versus Performance table. Compensation “actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a valuation calculated under applicable SEC rules. In general, compensation “actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair value of equity awards attributed to the past fiscal year factoring in dividends and interest accrued with respect to such awards. For purposes of this disclosure, no pension valuation adjustments were required for any year presented and there were no equity awards in fiscal year 2023. The following table provides the calculation of compensation actually paid to the PEO and other NEOs for fiscal year 2025:

Year	Executives	Summary Compensation Table Total $	Deduct Reported Value of Equity Awards(a) $	Add Equity Award Adjustments(b) $	Compensation Actually Paid $
2025	PEO	$5,038,488	($4,387,500)	$9,415,000	$10,065,988
2025	Other NEOs	$1,503,246	($1,143,675)	$3,218,415	$3,577,986

(a)	The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal year 2025.
(b)	The amounts added or deducted in calculating the equity award adjustments for fiscal year 2025 were as follows:

Year	Executives	Year-end fair value of equity awards granted during the year $	Year over year change in fair value of outstanding and unvested equity awards $	Fair value as of vesting date of equity awards granted and vested during the year $	Year over year change in fair value of equity awards granted in prior years that vested during the year $	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year $	Total equity award adjustments $
2025	PEO	$5,975,000	$2,427,500	$765,000	$247,500	$—	$9,415,000
2025	Other NEOs	$1,584,150	$1,348,165	$183,600	$102,500	$—	$3,218,415

(3)
Represents an average of the amounts reported in the Total column of the Summary Compensation Table for the other NEOs. The average for 2025 included Lloyd Joseph Bardswich and Richard R. Isaak. The average for 2024 included Lloyd Joseph Bardswich, Richard R. Isaak and John C. Gustavsen. The average for 2023 included Richard R. Isaak and Kelly J. Stopher.

(4)	TSR is determined based on the value of an initial fixed investment of $100 at the end of the 2022 fiscal year.
(5)	Represents net income (loss) as reported in the consolidated financial statements included in our 2025 Annual Report Form 10-K and 2024 Annual Report on Form 10-K/A .

Named Executive Officers, Footnote
(1)	Represents the amounts reported in the Total column of the Summary Compensation Table for the PEO, who was Gary C. Evans for 2025 and 2024 and John C. Gustavsen for 2023.
(3)
Represents an average of the amounts reported in the Total column of the Summary Compensation Table for the other NEOs. The average for 2025 included Lloyd Joseph Bardswich and Richard R. Isaak. The average for 2024 included Lloyd Joseph Bardswich, Richard R. Isaak and John C. Gustavsen. The average for 2023 included Richard R. Isaak and Kelly J. Stopher.

PEO Total Compensation Amount			$ 5,038,488	$ 652,084	$ 151,636
PEO Actually Paid Compensation Amount			$ 10,065,988	2,492,084	151,636
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” in the Pay versus Performance table. Compensation “actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a valuation calculated under applicable SEC rules. In general, compensation “actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair value of equity awards attributed to the past fiscal year factoring in dividends and interest accrued with respect to such awards. For purposes of this disclosure, no pension valuation adjustments were required for any year presented and there were no equity awards in fiscal year 2023. The following table provides the calculation of compensation actually paid to the PEO and other NEOs for fiscal year 2025:

Year	Executives	Summary Compensation Table Total $	Deduct Reported Value of Equity Awards(a) $	Add Equity Award Adjustments(b) $	Compensation Actually Paid $
2025	PEO	$5,038,488	($4,387,500)	$9,415,000	$10,065,988
2025	Other NEOs	$1,503,246	($1,143,675)	$3,218,415	$3,577,986

(a)	The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal year 2025.
(b)	The amounts added or deducted in calculating the equity award adjustments for fiscal year 2025 were as follows:

Year	Executives	Year-end fair value of equity awards granted during the year $	Year over year change in fair value of outstanding and unvested equity awards $	Fair value as of vesting date of equity awards granted and vested during the year $	Year over year change in fair value of equity awards granted in prior years that vested during the year $	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year $	Total equity award adjustments $
2025	PEO	$5,975,000	$2,427,500	$765,000	$247,500	$—	$9,415,000
2025	Other NEOs	$1,584,150	$1,348,165	$183,600	$102,500	$—	$3,218,415

Non-PEO NEO Average Total Compensation Amount			$ 1,503,246	417,712	112,365
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,577,986	1,424,823	112,365
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” in the Pay versus Performance table. Compensation “actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a valuation calculated under applicable SEC rules. In general, compensation “actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair value of equity awards attributed to the past fiscal year factoring in dividends and interest accrued with respect to such awards. For purposes of this disclosure, no pension valuation adjustments were required for any year presented and there were no equity awards in fiscal year 2023. The following table provides the calculation of compensation actually paid to the PEO and other NEOs for fiscal year 2025:

Year	Executives	Summary Compensation Table Total $	Deduct Reported Value of Equity Awards(a) $	Add Equity Award Adjustments(b) $	Compensation Actually Paid $
2025	PEO	$5,038,488	($4,387,500)	$9,415,000	$10,065,988
2025	Other NEOs	$1,503,246	($1,143,675)	$3,218,415	$3,577,986

(a)	The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal year 2025.
(b)	The amounts added or deducted in calculating the equity award adjustments for fiscal year 2025 were as follows:

Year	Executives	Year-end fair value of equity awards granted during the year $	Year over year change in fair value of outstanding and unvested equity awards $	Fair value as of vesting date of equity awards granted and vested during the year $	Year over year change in fair value of equity awards granted in prior years that vested during the year $	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year $	Total equity award adjustments $
2025	PEO	$5,975,000	$2,427,500	$765,000	$247,500	$—	$9,415,000
2025	Other NEOs	$1,584,150	$1,348,165	$183,600	$102,500	$—	$3,218,415

Compensation Actually Paid vs. Total Shareholder Return
TSR and net income are two of the factors used to evaluate the performance of our NEOs. In addition, successful completion of various initiatives to improve the Company, such as growing our antimony business and building effective teams, are also factors used to evaluate the performance of our NEOs. Most of these factors span beyond one year. All of these factors have periodic milestones and are used to determine the compensation of our NEOs.

Compensation Actually Paid vs. Net Income
TSR and net income are two of the factors used to evaluate the performance of our NEOs. In addition, successful completion of various initiatives to improve the Company, such as growing our antimony business and building effective teams, are also factors used to evaluate the performance of our NEOs. Most of these factors span beyond one year. All of these factors have periodic milestones and are used to determine the compensation of our NEOs.

Total Shareholder Return Amount			$ 1,024.49	361.22	51.02
Net Income (Loss)			$ (4,339,526)	$ (1,730,404)	$ (6,348,287)
PEO Name	John C. Gustavsen	Gary C. Evans	Gary C. Evans		John C. Gustavsen
Equity Awards Adjustments, Footnote
(b)	The amounts added or deducted in calculating the equity award adjustments for fiscal year 2025 were as follows:

Year	Executives	Year-end fair value of equity awards granted during the year $	Year over year change in fair value of outstanding and unvested equity awards $	Fair value as of vesting date of equity awards granted and vested during the year $	Year over year change in fair value of equity awards granted in prior years that vested during the year $	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year $	Total equity award adjustments $
2025	PEO	$5,975,000	$2,427,500	$765,000	$247,500	$—	$9,415,000
2025	Other NEOs	$1,584,150	$1,348,165	$183,600	$102,500	$—	$3,218,415

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (4,387,500)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,415,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,975,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,427,500
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			765,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			247,500
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,143,675)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,218,415
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,584,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,348,165
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			183,600
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,500
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0